Schedule of operating segment information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Gross operating revenue	R$ 20,680,945		R$ 18,874,396		R$ 19,080,598
Gross sales deductions	(1,189,884)		(1,076,855)		(1,096,944)
Net operating revenue	19,491,061		17,797,541		17,983,654
Costs, selling and administrative expenses	(15,393,720)		(13,426,960)		(12,256,984)
Income from operations before other operating expenses, net and equity accounting	4,097,341		4,370,581		5,726,670
Other operating income/(expenses), net	(21,841)		107,656		(18,748)
Equity accounting	22,079		14,136		3,701
Financial result, net	(927,423)		(3,166,371)		(1,033,681)
Income from operations before taxes	3,170,156		1,326,002		4,677,942
Depreciation and amortization	(2,253,322)		(2,037,112)		(1,780,094)
Sanitations [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenue	16,304,206	[1]	15,157,780	[2]	16,134,032	[3]
Gross sales deductions	(1,189,884)	[1]	(1,076,855)	[2]	(1,096,944)	[3]
Net operating revenue	15,114,322	[1]	14,080,925	[2]	15,037,088	[3]
Costs, selling and administrative expenses	(11,115,383)	[1]	(9,796,821)	[2]	(9,375,590)	[3]
Income from operations before other operating expenses, net and equity accounting	3,998,939	[1]	4,284,104	[2]	5,661,498	[3]
Depreciation and amortization	(2,253,322)	[1]	(2,037,112)	[2]	(1,780,094)	[3]
Reconciliations [Member]
IfrsStatementLineItems [Line Items]
Gross operating revenue	4,376,739	[4]	3,716,616	[5]	2,946,566	[6]
Gross sales deductions		[4]		[5]		[6]
Net operating revenue	4,376,739	[4]	3,716,616	[5]	2,946,566	[6]
Costs, selling and administrative expenses	(4,278,337)	[4]	(3,630,139)	[5]	(2,881,394)	[6]
Income from operations before other operating expenses, net and equity accounting	R$ 98,402	[4]	R$ 86,477	[5]	R$ 65,172	[6]

[1]	See note 33 for further information about non-cash items, other than depreciation and amortization that impact segment results, and for additionals to long-lived asset information;
[2]	See note 33 for further information about non-cash items, other than depreciation and amortization that impact segment results, and for additionals to long-lived asset information;
[3]	See note 33 for further information about non-cash items, other than depreciation and amortization that impact segment results, and for additionals to long-lived asset information;
[4]	Construction revenue and related costs not reported to the CODM. Revenue from construction is recognized in accordance with IFRIC 12 (Concession Agreements) and IFRS 15 (Revenue from Contracts with Customers), as all performance obligations are satisfied over time. See Note 14 (b).
[5]	Construction revenue and related costs not reported to the CODM. Revenue from construction is recognized in accordance with IFRIC 12 (Concession Agreements) and IFRS 15 (Revenue from Contracts with Customers), as all performance obligations are satisfied over time. See Note 14 (e).
[6]	Construction revenue and related costs not reported to the CODM. Revenue from construction is recognized in accordance with IFRIC 12 (Concession Agreements) and IFRS 15 (Revenue from Contracts with Customers), as all performance obligations are satisfied over time. See Note 14 (b).